CONSIDERATION PAYABLE	6 Months Ended
Jun. 30, 2026
Consideration Payable
CONSIDERATION PAYABLE

9.	CONSIDERATION PAYABLE

On March 18, 2022, the Company acquired 100% ownership of Sinchi Wayra and Illapa (the “Acquisition”) from Glencore plc (“Glencore”) under the terms and conditions outlined in the Share Purchase Agreement (“SPA”). The SPA was amended on October 3, 2024 by entering into a definitive omnibus agreement.

The following table summarizes the consideration payable to Glencore under the omnibus agreement:

	June 30, 2026	December 31, 2025
	$	$
Contingent value rights (note 9(b))	35,066	20,243
Balance, end of period	35,066	20,243
Less: current portion	-	-
Non-current portion	35,066	20,243

a)	Base purchase price

The base purchase price was to pay up to $80,000 in cash to Glencore in eight equal annual instalments of $10,000 each (the “Base Purchase Price” or “BPP”) with the first payment being made on or before November 1, 2025. The base purchase price obligation had an option to accelerate the payment of the outstanding balance reducing it to $40,000 if exercised prior to November 1, 2025. On September 4, 2025 the Company exercised the acceleration option and fully settled the base purchase price liability for $40,000.

b)	Contingent value rights & additional payments

The Company granted a contingent value right (the “CVR”) to Glencore whereby the Company will pay Glencore a monthly payment of $1,333 (the “CVR Payment”), subject to a total cap of $77,700 (the “Valuation Cap”), in the event that in any calendar month after the date the parties enter into the Term Sheet, the average London Metal Exchange (“LME”) spot price of zinc (or the highest open hedge price if the Hedging Option (as defined below) has been exercised) in the calendar month is at least $3,850 per tonne (the “Base Price”). The CVR Payment will increase by $83 for each increase of $100 per tonne above the Base Price and up to a price of $5,049.99 per tonne.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

9.	CONSIDERATION PAYABLE (continued)

In addition to the CVR Payment, in the event the average LME spot price of zinc (or the highest open hedge price if the Hedging Option has been exercised) in a calendar month is at least $5,050 per tonne (the “Additional Payment Price”), the CVR Payment will increase by $83 for each increase of $100 per tonne above the Additional Payment Price and the Company will pay Glencore a monthly payment of $83 as a Bonus Payment that will increase by $83 for each increase of $100 per tonne above the Additional Payments Price. The Bonus Payment is not considered as part of the CVR Payment.

Upon the occurrence of the monthly average zinc LME spot price exceeding the Base Price, Glencore can require the Company to hedge a limited amount of zinc production from its Bolivian mining operations (so long as the hedging price would exceed the Base Price) subject to certain conditions (the “Hedging Option”).

The CVR and Additional Payments will be effective from the date of the omnibus agreement until the earlier of December 31, 2032 and the date the Valuation Cap is reached. The Additional Payments and the Hedging Option will terminate once the Company is no longer obligated to make CVR Payments.

The fair value at the initial recognition of the CVR was calculated using a Monte Carlo Simulation with key inputs and assumptions including the zinc spot price ($3,220 per tonne), the expected price of zinc in each year until December 31, 2032, the market risk-free rate and credit spread and the volatility and variability of historical zinc prices.

The Company performed a valuation exercise as at June 30, 2026 and determined a fair value of the CVR of $35,066 (December 31, 2025 - $20,243). The loss on change in fair value attributed to the CVR was $15,788 for the three months ended June 30, 2026 and $14,823 for the six months ended June 30, 2026 ($1,034 three months ended 2025 and $2,979 for six months ended 2025) which is recorded on the statement of comprehensive income.

The following table summarizes the details of the consideration payable to Glencore:

	BPP (a)	CVRs (b)	Total
	$	$	$
Balance, December 31, 2024	34,625	10,158	44,783
Loss on change in fair value of consideration payable	5,375	10,085	15,460
Settlement of base purchase price obligation	(40,000)	-	(40,000)
Balance, December 31, 2025	-	20,243	20,243
Less: current portion	-	-	-
Non-current portion	-	20,243	20,243

Balance, December 31, 2025	-	20,243	20,243
Gain on change in fair value of consideration payable	-	14,823	14,823
Balance, June 30, 2026	-	35,066	35,066
Less: current portion	-	-	-
Non-current portion	-	35,066	35,066

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)